Notes Payable - Schedule of Future Maturities of Notes Payable (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Securities [Abstract]
2019	$ 2,500
2020	1,500
2021	1,500
2022	1,500
2023	1,500
Thereafter,	577
Total	$ 9,077